Note 21 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options - December 31, 2021	2,550,875	$89.34
Granted	837,500	95.69
Exercised	(305,125)	54.99
Forfeited	(30,250)	110.73
Shares issuable under options - December 31, 2022	3,053,000	$94.30
Granted	815,000	106.75
Exercised	(600,500)	70.04
Forfeited	(25,250)	119.82
Shares issuable under options - December 31, 2023	3,242,250	$101.73	3.2	$87,846
Options exercisable - December 31, 2023	1,378,039	$94.61	2.2	$47,249

Stock Options Exercised [Table Text Block]
	Year ended December 31,
	2023	2022

Number of options exercised	600,500	305,125

Aggregate fair value	$68,629	$41,528
Intrinsic value	26,571	16,779
Amount of cash received	42,058	24,749

Tax benefit recognized	$131	$754

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	As at December 31,
	2023	2022

Risk free rate	4.9%	4.2%
Expected life in years	4.75	4.75
Expected volatility	42.3%	41.2%
Dividend yield	0.3%	0.3%

Weighted average fair value per option granted	$44.78	$38.22